Related Party Transactions	9 Months Ended
Dec. 31, 2024
Related Party Transactions Abstract
Related Party Transactions [Text Block]
16. Related Party Transactions

A summary of compensation and other amounts paid to directors, officers and key management personnel is as follows:

	For the Three Months Ended
	December 31, 2024	December 31, 2023

Salaries and Benefits (1)	$137,571	$133,652
Consulting fees (2)	141,250	129,560
Non-cash Options Vested (3)	79,283	127,231
Total	$358,104	$390,443

	For the Nine Months Ended
	December 31, 2024	December 31, 2023

Salaries and Benefits (1)	$415,219	$422,609
Consulting fees (2)	$423,750	400,373
Non-cash Options Vested (3)	$576,751	833,011
Total	$1,415,720	$1,655,993

1) Salaries and benefits incurred with directors and officers are included in Salaries and administration on the Consolidated Condensed Interim Statements of Operations and Comprehensive Loss.

2) Consulting fees included in Salaries and administration on the Consolidated Condensed Interim Statements of Operations and Comprehensive Loss are paid to the Chairman and CEO for management consulting services, as well as Director's Fees paid to GreenPower's four independent directors.

3) Amounts recognized for related party stock-based compensation are included in Share-based payments on the Consolidated Condensed Interim Statements of Operations and Comprehensive Loss.

Accounts payable and accrued liabilities at December 31, 2024 included $314,959 (March 31, 2024 - $105,676)  owed to officers, directors, and companies controlled by officers and directors, and shareholders, which is  non-interest bearing, unsecured and has no fixed terms of repayment.

As at December 31, 2024 the Company has loans totaling CAD$4,820,000 and USD$250,000 (March 31, 2024 - CAD$3,670,000 and USD $Nil) from FWP Holdings LLC, Koko Financial Inc., and 0851433 BC Ltd., companies that are beneficially owned by the CEO and Chairman of the Company. During the nine months ended December 31, 2024 the Company received loans totaling CAD$1,150,000 and USD$250,000 from Koko Financial Inc., FWP Holdings Inc. and from 0851433 BC Ltd. a company that is beneficially owned by the CEO and Chairman. The loans bear interest at 12.0% per annum plus such additional bonus interest, if any, as may be agreed to and approved by GreenPower's Board of Directors at a later date. During the nine months ended December 31, 2024, $288,368 of interest was expensed on related party loans (December 31, 2023 - $247,414). The Company has agreed to grant the lender a general security assignment on the assets of GreenPower Motor Company Inc., which will be subordinated to any security assignment of senior lenders.

Loans totaling CAD$3,670,000 from FWP Holdings LLC matured on March 31, 2023, however the CAD $3,670,000 principal balance remains outstanding as at December 31, 2024. The Company and FWP Holdings LLC entered into a postponement and subordination agreement with the term loan facility lender under which the parties agreed that the loans from FWP Holdings LLC would be subordinate to the lender's security interests and that no payment will be made on the loans from FWP Holdings LLC before the full repayment of the term loan facility (Note 11). As a result, loans from related parties are considered non-current liabilities, and this change is considered a substantial modification pursuant to IFRS 9, which resulted in the recognition of a non-cash gain of $306,288 during the year ended March 31, 2024. During the quarter ended December 31, 2024 the Company received loans from related parties of $1,080,185 that are classified as short-term liabilities. A director of the Company, David Richardson, and the Company's CEO and Chairman Fraser Atkinson, have each provided personal guarantees of $2,510,000, or $5,020,000 in total to support the Company's operating line of credit (Note 10).

Subsequent to the end of the quarter, on February 5, 2025, the Company received loans of $150,000 from Koko Financial Services Inc. ("Koko"), and CAD$50,0000 from FWP Acquisition Corp. ("FWP Acquisition"). Both Koko, a shareholder of the Company, and FWP Acquisition, are companies that are beneficially owned by the CEO and Chairman of GreenPower. In addition, on February 5, 2025, the Company received a loan of $100,000 from Brendan Riley, an executive officer and director of the Company. The terms of the loans have not been determined as of the date of this report.